Trade And Unbilled Receivables, Net	12 Months Ended
Dec. 31, 2012
Trade And Unbilled Receivables, Net [Abstract]
Trade And Unbilled Receivables, Net
Note 3 -          TRADE AND UNBILLED RECEIVABLES, NET

	December 31,
	2012	2011
Receivables (1)	$454,641	$456,479
Unbilled receivables	242,616	219,906
Less – allowance for doubtful accounts	(9,128)	(6,861)
	$688,129	$669,524

(1) Includes receivables due from affiliated companies	$20,623	$20,030

Unbilled receivables on long-term contracts principally represent sales recorded under the percentage-of-completion method of accounting, when sales or revenues based on performance attainment, though appropriately recognized, cannot be billed yet under terms of the contract as of the balance sheet date. Accounts receivable related to claims are items that the Company believes are earned, but are subject to uncertainty concerning determination of their ultimate realization. Such amounts were not material as of the balance sheet date. Accounts receivables and unbilled receivables, other than those detailed under Note 7, are expected to be billed and collected during 2013.

Short and long-term trade and unbilled receivables include receivables from IMOD in the amount of $417,536 and $404,104, as of December 31, 2012 and 2011, respectively.

As for long-term trade and unbilled receivables – see Note 7.